As filed with the Securities and Exchange Commission on March 14, 2014

Securities Act File No. 333-141582

Investment Company Act File No. 811-22041

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 14 and/or	☒ ☐ ☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 15	☒ ☒

GABELLI 787 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
Gabelli 787 Fund, Inc.	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);or
☐	on , pursuant to paragraph (b);or
☐	60 days after filing pursuant to paragraph (a)(1);or
☐	on , pursuant to paragraph (a)(1);or
☐	75 days after filing pursuant to paragraph (a)(2);or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI 787 FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 14th day of March 2014.

GABELLI 787 FUND, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	March 14, 2014

/s/ Agnes Mullady Agnes Mullady	Principal Financial Officer and Treasurer	March 14, 2014

Anthony J. Colavita * Anthony J. Colavita	Director	March 14, 2014

James P. Conn * James P. Conn	Director	March 14, 2014

Vincent D. Enright * Vincent D. Enright	Director	March 14, 2014

Arthur V. Ferrara * Arthur V. Ferrara	Director	March 14, 2014

Kuni Nakamura * Kuni Nakamura	Director	March 14, 2014

Regina Pitaro * Regina Pitaro	Director	March 14, 2014

Salvatore J. Zizza * Salvatore J. Zizza	Director	March 14, 2014

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase